Dividends declared and paid (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of dividends declared and paid on ordinary capital [abstract]
Summary of Dividends Declared and Paid

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Declared and paid during the year
Dividends on ordinary shares:
Final dividend paid in 2025: US$ 0.53 per share (2024: US$ 0.38 per share)	101,647	142,852	20,635
Dividend paid in cash	101,647	142,852	20,635